UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/09

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Emerging Leaders Fund
Dreyfus Small Company Value Fund
Dreyfus Midcap Value Fund
Dreyfus International Value Fund
Dreyfus Technology Growth Fund
Dreyfus Strategic Value Fund
Dreyfus Structured Midcap Fund
Dreyfus Select Midcap Growth Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
May 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Commercial & Professional Services--8.1%
Anixter International	26,600 a,b	1,091,132
Ennis	109,200	1,179,360
Gartner	14,600 b	224,110
M & F Worldwide	16,100 b	269,675
Nash Finch	17,800 a	521,718
Owens & Minor	26,800	939,608
Rush Enterprises, Cl. A	61,199 b	714,192
ScanSource	24,500 b	606,130
School Specialty	57,500 a,b	1,093,650
TeleTech Holdings	63,200 b	728,696
United Stationers	15,800 b	565,798
VistaPrint	10,400 a,b	398,216
World Fuel Services	18,600	789,384
Wright Express	47,500 b	1,181,325
		10,302,994
Communications--2.8%
iPCS	22,900 b	414,948
NTELOS Holdings	26,300	469,981
Starent Networks	79,300 a,b	1,675,609
USA Mobility	86,100 b	962,598
		3,523,136
Consumer Durables--3.5%
Briggs & Stratton	27,700 a	421,040
Fossil	53,500 b	1,197,330
Fuel Systems Solutions	35,500 a,b	750,470
M/I Homes	20,900	241,604
Matthews International, Cl. A	13,500	385,425
Meritage Homes	18,700 a,b	390,269
Polaris Industries	32,800 a	1,042,056
		4,428,194
Consumer Non-Durables--3.5%
Cal-Maine Foods	37,700 a	921,388
Carter's	13,900 b	328,735
Central Garden & Pet, Cl. A	102,500 b	1,009,625
Elizabeth Arden	105,200 b	741,660
Ralcorp Holdings	19,700 b	1,128,219
Steven Madden	12,100 b	329,362
		4,458,989
Consumer Services--3.9%
Bally Technologies	14,600 b	408,800
California Pizza Kitchen	25,300 b	352,935
Cheesecake Factory	28,600 b	489,346
DineEquity	14,500	402,085
P.F. Chang's China Bistro	30,500 a,b	974,170
Pinnacle Entertainment	48,700 b	518,655

Pre-Paid Legal Services	43,700 b	1,851,132
		4,997,123
Electronic Technology--8.7%
Arris Group	39,800 b	482,376
Avocent	18,600 b	260,400
Benchmark Electronics	66,500 b	811,300
Cognex	40,400	528,836
Comtech Telecommunications	10,700 b	311,798
Cubic	12,200	465,430
EMS Technologies	15,300 b	299,115
Hexcel	65,100 b	695,919
Imation	55,700	538,062
Intevac	76,800 b	577,536
Microsemi	44,000 b	592,240
OmniVision Technologies	31,700 b	361,063
Oplink Communications	29,500 b	339,250
Silicon Graphics International	37,100 b	188,097
Skyworks Solutions	70,700 a,b	673,771
Standard Microsystems	24,800 b	457,312
Tessera Technologies	27,500 b	647,075
TTM Technologies	66,600 a,b	592,740
Volterra Semiconductor	112,800 b	1,540,848
Zoran	62,000 b	686,960
		11,050,128
Energy Minerals--3.0%
Arena Resources	11,800 b	422,676
Carrizo Oil & Gas	17,200 a,b	367,220
Clayton Williams Energy	8,400 b	205,968
Comstock Resources	18,900 b	752,787
EXCO Resources	64,000 b	984,960
GMX Resources	31,200 a,b	551,304
Goodrich Petroleum	12,600 a,b	336,672
VAALCO Energy	37,900 b	172,824
		3,794,411
Finance--19.5%
American Physicians Capital	31,000	1,195,670
AmTrust Financial Services	99,600	953,172
Bank Mutual	89,900	815,393
BioMed Realty Trust	115,800	1,138,314
City Holding	44,100	1,399,734
CorVel	17,300 b	370,912
Delphi Financial Group, Cl. A	49,200	936,768
Extra Space Storage	185,300 a	1,391,603
EZCORP, Cl. A	47,600 b	578,340
First Midwest Bancorp	59,500	517,650
First Potomac Realty Trust	69,100	724,859
FirstMerit	26,879	467,966
Getty Realty	53,600	977,664
Greenhill & Co.	15,600 a	1,146,600
Horace Mann Educators	62,200	561,666
Inland Real Estate	60,800 a	424,384
Interactive Brokers Group, Cl. A	17,000 b	252,790

Knight Capital Group, Cl. A	69,000 b	1,187,490
Mobile Mini	21,800 b	274,898
National Health Investors	13,800	364,734
National Penn Bancshares	27,900 a	169,074
Nelnet, Cl. A	77,700 b	657,342
Old National Bancorp	22,100 a	264,979
Parkway Properties	18,600	242,544
Penson Worldwide	47,900 a,b	473,252
PICO Holdings	10,200 b	284,886
Platinum Underwriters Holdings	19,400	559,302
PMA Capital, Cl. A	69,300 b	336,798
PS Business Parks	7,300	327,551
Signature Bank	48,000 b	1,298,400
Sterling Bancshares	53,600	339,824
Stewart Information Services	25,000	385,000
Susquehanna Bancshares	108,200 a	772,548
UMB Financial	17,200	690,236
Universal American Financial	65,000 b	584,350
Westamerica Bancorporation	23,300 a	1,208,338
World Acceptance	21,600 a,b	432,648
		24,707,679
Health Care Technology--10.9%
Abaxis	33,800 a,b	591,162
Alkermes	43,900 b	357,346
Alnylam Pharmaceuticals	54,600 a,b	1,111,656
Caraco Pharmaceutical Laboratories	53,800 b	224,884
Centene	29,900 b	543,582
CONMED	39,600 b	623,700
Cynosure, Cl. A	26,000 b	175,240
Immucor	26,000 b	391,300
Invacare	46,000 a	781,080
Isis Pharmaceuticals	87,200 a,b	1,203,360
Martek Biosciences	68,100 a,b	1,443,039
Maxygen	39,400 b	279,346
Medicis Pharmaceutical, Cl. A	27,800	437,016
Medivation	11,000 b	249,150
Merit Medical Systems	43,900 b	600,991
Momenta Pharmaceuticals	65,600 a,b	575,312
Myriad Genetics	24,500 b	885,920
Progenics Pharmaceuticals	47,400 b	245,058
Salix Pharmaceuticals	61,000 a,b	553,880
SonoSite	14,200 a,b	262,842
STERIS	60,000	1,417,800
ViroPharma	134,700 a,b	936,165
		13,889,829
Industrial Services--3.4%
Bolt Technology	34,900 a,b	396,115
Bristow Group	25,400 a,b	803,402
Comfort Systems USA	59,600	556,068
EMCOR Group	25,000 b	561,750
Gulf Island Fabrication	28,400	451,560
Michael Baker	21,000 b	882,630

Perini	30,400 b	627,760
		4,279,285
Non-Energy Minerals--.4%
Haynes International	23,400 b	537,030

Process Industries--3.3%
Darling International	32,700 b	247,539
Glatfelter	115,900	1,187,975
Landec	116,900 b	794,920
Minerals Technologies	26,100	1,021,032
OM Group	23,600 b	625,400
Terra Industries	11,700	325,143
		4,202,009
Producer Manufacturing--8.9%
Aaon	18,800 a	391,040
American Superconductor	26,700 a,b	744,396
Ampco-Pittsburgh	10,500	272,580
Apogee Enterprises	53,100	654,192
Astec Industries	29,900 a,b	915,538
Brady, Cl. A	15,700	389,046
Chart Industries	49,500 b	1,050,885
CIRCOR International	26,100	636,840
Columbus McKinnon	23,000 b	319,470
DXP Enterprises	28,600 b	423,280
Encore Wire	19,500	413,985
Energy Conversion Devices	42,600 a,b	733,146
Graham	18,900	264,600
Kadant	13,900 b	194,044
Knoll	169,000	1,171,170
L.B. Foster, Cl. A	20,200 b	589,032
Powell Industries	14,900 b	585,421
Tecumseh Products, Cl. A	72,300 b	584,184
Tredegar	21,000	294,420
Woodward Governor	35,100	720,603
		11,347,872
Retail Trade--5.0%
Collective Brands	20,500 a,b	302,580
Dress Barn	65,400 a,b	1,035,282
Genesco	29,600 b	763,384
Jo-Ann Stores	26,300 b	568,343
JoS. A. Bank Clothiers	36,100 a,b	1,366,385
Pantry	46,900 b	934,248
PriceSmart	18,600	311,178
Systemax	26,000 a,b	319,020
Titan Machinery	23,600 b	296,416
Tractor Supply	12,000 b	460,560
		6,357,396
Technology Services--9.9%
Acme Packet	23,600 b	182,900
CACI International, Cl. A	22,900 b	878,673
Chemed	35,500 a	1,358,585
Earthlink	125,700 a,b	985,488

HEALTHSOUTH	25,200 b	298,368
Jack Henry & Associates	63,300	1,162,821
Manhattan Associates	84,400 b	1,484,596
Micros Systems	24,500 b	639,940
NetScout Systems	67,400 b	632,212
PAREXEL International	63,900 b	658,170
PharMerica	48,900 a,b	857,706
Sohu.com	15,300 a,b	966,042
SRA International, Cl. A	52,100 b	924,254
Sybase	20,100 a,b	653,853
Vignette	29,500 b	381,730
Vital Images	44,600 b	520,036
		12,585,374
Transportation--1.8%
Heartland Express	19,200	301,440
Knightsbridge Tankers	47,500	711,075
Nordic American Tanker Shipping	21,400 a	717,756
SkyWest	22,200	227,550
Werner Enterprises	14,800	266,252
		2,224,073
Utilities--2.3%
El Paso Electric	82,100 b	1,087,004
MGE Energy	23,000	713,690
Piedmont Natural Gas	25,800 a	584,628
PNM Resources	51,800	479,150
		2,864,472
Total Common Stocks
(cost $155,543,118)		125,549,994

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,125,000)	1,125,000 [c]	1,125,000

Investment of Cash Collateral for
Securities Loaned--21.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $26,973,565)	26,973,565 [c]	26,973,565

Total Investments (cost $183,641,683)	121.1%	153,648,559
Liabilities, Less Cash and Receivables	(21.1%)	(26,722,803)
Net Assets	100.0%	126,925,756

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $27,017,644 and the total market value of the collateral held by the fund is $26,973,565.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $183,641,683. Net unrealized depreciation on investments was $29,993,124 of which $8,911,998 related to appreciated investment securities and $38,905,122 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	153,648,559	0	0	153,648,559
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Company Value Fund
May 31, 2009 (Unaudited)

Common Stocks--96.2%	Shares	Value ($)
Consumer Discretionary--24.4%
Abercrombie & Fitch, Cl. A	20,450 a	615,749
Advance Auto Parts	19,380	825,394
AFC Enterprises	295,895 b	2,059,429
AnnTaylor Stores	145,430 b	1,064,548
ArvinMeritor	666,370	1,699,243
Autoliv	25,110	697,556
Cheesecake Factory	55,060 b	942,077
Chico's FAS	68,200 b	665,632
Citi Trends	86,880 b	2,239,766
Coldwater Creek	248,563 a,b	944,539
Furniture Brands International	267,370	1,114,933
Jo-Ann Stores	55,950 b	1,209,079
Mohawk Industries	57,470 a,b	2,199,377
OfficeMax	285,540	2,355,705
P.F. Chang's China Bistro	25,600 a,b	817,664
Pool	180,970 a	3,154,307
Texas Roadhouse, Cl. A	134,480 a,b	1,564,002
True Religion Apparel	60,730 b	1,400,434
WABCO Holdings	73,920	1,255,162
Warnaco Group	41,270 b	1,304,132
		28,128,728
Consumer Staples--4.1%
Nash Finch	52,050	1,525,585
Winn-Dixie Stores	210,174 b	3,207,255
		4,732,840
Energy--.8%
Comstock Resources	24,570 b	978,623
Exchange Traded Funds--1.9%
iShares Russell 2000 Index Fund	43,630 a	2,188,917
Financial--12.4%
Chimera Investment	848,480	2,961,195
Cypress Sharpridge Investments	70,633 c	529,747
FBR Capital Markets	78,206 a,b	394,940
First Cash Financial Services	150,619 b	2,275,853
First Horizon National	94,934 a	1,152,499
Glacier Bancorp	10,170 a	168,517
Hanover Insurance Group	67,460	2,314,553
Jefferies Group	57,350 b	1,240,480
MFA Financial	63,300	396,258
PartnerRe	16,910 a	1,103,547
Portfolio Recovery Associates	16,080 b	578,398
RenaissanceRe Holdings	5,370	245,785
Smithtown Bancorp	80,350 a	988,305
		14,350,077
Health Care--12.0%
Alliance Healthcare Service	208,250 b	1,436,925
Amedisys	64,940 a,b	1,975,475
Biovail	90,180	1,147,090
Emergent Biosolutions	200,400 b	2,192,376
Facet Biotech	285,490 b	2,829,206
King Pharmaceuticals	60,820 b	575,357
Perrigo	72,730	1,953,528
Volcano	92,050 b	1,137,738
Zoll Medical	32,740 b	549,705
		13,797,400
Industrial--14.2%
Altra Holdings	429,100 b	2,832,060
Con-way	45,040 a	1,445,784
Duff & Phelps	125,430	1,863,890
EnergySolutions	95,500	770,685
Heartland Express	45,330 a	711,681
Huron Consulting Group	11,130 a,b	510,088

Kennametal	50,700	957,216
Lennox International	24,570	761,916
McDermott International	31,090 b	683,047
Navigant Consulting	117,600 b	1,400,616
Old Dominion Freight Line	55,330 b	1,629,468
Simpson Manufacturing	73,750	1,536,950
TransDigm Group	32,220 a,b	1,263,668
		16,367,069
Information Technology--16.6%
Applied Micro Circuits	67,002 b	523,956
Ariba	114,070 b	1,080,243
Brocade Communications Systems	100,120 b	734,881
Cadence Design Systems	97,160 b	548,954
Electro Rent	100,100	965,965
Emulex	104,660 b	1,150,213
Intersil, Cl. A	31,360	384,160
Lattice Semiconductor	603,660 b	1,195,247
Lawson Software	198,860 b	1,046,004
Macrovision Solutions	80,720 b	1,821,850
Maxim Integrated Products	31,690	514,329
Micros Systems	24,740 b	646,209
MSC.Software	90,820 b	656,629
ScanSource	93,890 b	2,322,839
SRA International, Cl. A	85,070 b	1,509,142
STEC	41,320 a,b	677,235
Synchronoss Technologies	54,327 b	659,530
Take-Two Interactive Software	129,830 b	1,124,328
Teradyne	188,430 b	1,347,274
Websense	10,570 b	191,845
		19,100,833
Materials--4.2%
Cytec Industries	23,250	499,410
Myers Industries	183,810	1,856,481
Spartech	60,200	254,646
Temple-Inland	173,610	2,218,736
		4,829,273
Telecommunication Services--2.0%
Global Crossing	57,070 b	478,247
NTELOS Holdings	102,480	1,831,318
		2,309,565
Utilities--3.6%
Central Vermont Public Service	43,330	700,213
Great Plains Energy	83,730	1,261,810
Portland General Electric	124,340	2,236,877
		4,198,900
Total Common Stocks
(cost $101,245,283)		110,982,225

Other Investment--11.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,381,000)	13,381,000 [d]	13,381,000

Investment of Cash Collateral for
Securities Loaned--14.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $16,455,283)	16,455,283 [d]	16,455,283

Total Investments (cost $131,081,566)	122.1%	140,818,508
Liabilities, Less Cash and Receivables	(22.1%)	(25,478,128)
Net Assets	100.0%	115,340,380

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $16,238,501 and the total market value of the collateral held by the fund is $16,455,283.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, this security amounted to $529,747 or 0.5% of net assets. d Investment in affiliated money market mutual fund.

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $131,081,566. Net unrealized appreciation on investments was $9,736,942 of which $16,340,970 related to appreciated investment securities and $6,604,028 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities	140,818,508	0	0	140,818,508
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Value Fund
May 31, 2009 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--21.8%
Abercrombie & Fitch, Cl. A	266,200 a	8,015,282
Advance Auto Parts	273,730 a	11,658,161
American Eagle Outfitters	1,036,550	15,351,306
Autoliv	828,190 a	23,007,118
Brinker International	381,860 a	6,835,294
Chico's FAS	418,150 b	4,081,144
Coach	190,400	5,001,808
Darden Restaurants	299,440	10,830,745
Goodyear Tire & Rubber	205,140 b	2,348,853
Guess?	212,630 a	5,490,107
Limited Brands	578,980	7,243,040
Lowe's Cos.	310,040 a	5,893,860
Magna International, Cl. A	37,820	1,226,503
Mohawk Industries	598,622 a,b	22,909,264
Newell Rubbermaid	658,510	7,579,450
News, Cl. A	2,009,360	19,651,541
NVR	410 a,b	202,909
Staples	232,010 a	4,744,605
VF	65,180	3,703,528
Whirlpool	26,540 a	1,118,396
		166,892,914
Consumer Staples--6.0%
Cadbury, ADR	136,056	4,775,566
Coca-Cola Enterprises	468,240	7,800,878
Dr. Pepper Snapple Group	305,934 b	6,647,946
Estee Lauder, Cl. A	294,550 a	9,743,714
Kroger	348,140	7,937,592
Lorillard	50,380	3,442,465
Mead Johnson Nutrition, Cl. A	156,030	4,861,895
Reynolds American	4,590 a	183,462
Safeway	27,750	562,215
Winn-Dixie Stores	5,340 a,b	81,488
		46,037,221
Energy--1.9%
CNX Gas	4,000 a,b	122,960
Noble	111,230	3,822,975
Range Resources	183,440 a	8,403,386
Southwestern Energy	26,490 b	1,151,520
Weatherford International	33,960 b	702,972
		14,203,813
Exchange Traded Funds--2.6%
Midcap SPDR Trust Series 1	191,820 a	20,077,800
Financial--14.3%
ACE	164,980	7,257,470
Annaly Capital Management	352,550	4,914,547

Brandywine Realty Trust	36,870 a	274,682
Capital One Financial	628,300 a	15,355,652
CME Group	8,870 a	2,852,947
Comerica	41,790	906,007
First American	32,310	737,314
First Horizon National	586,330 a	7,118,046
Hanover Insurance Group	225,420	7,734,160
HCC Insurance Holdings	134,800	3,328,212
HRPT Properties Trust	254,040 a	1,206,690
Hudson City Bancorp	301,340	3,866,192
Jefferies Group	912,830 a,b	19,744,513
Mack-Cali Realty	48,140	1,189,539
Marsh & McLennan Cos.	9,170	173,496
Moody's	138,790 a	3,801,458
Morgan Stanley	50,280	1,524,490
Northern Trust	113,370	6,535,781
Och-Ziff Capital Management Group,
Cl. A	242,300 a	2,393,924
PartnerRe	117,970 a	7,698,722
RenaissanceRe Holdings	55,510	2,540,693
SunTrust Banks	616,010	8,112,852
		109,267,387
Health Care--11.1%
Amedisys	2,995 a,b	91,108
Amylin Pharmaceuticals	17,270 a,b	195,496
Covance	120,320 a,b	5,055,846
Hospira	449,370 b	15,503,265
King Pharmaceuticals	1,027,803 b	9,723,016
Perrigo	442,110 a	11,875,075
St. Jude Medical	283,500 b	11,062,170
WellPoint	203,270 b	9,466,284
Zimmer Holdings	494,260 b	22,019,283
		84,991,543
Industrial--11.4%
C.H. Robinson Worldwide	41,490 a	2,108,522
Covanta Holding	337,880 a,b	5,105,367
Eaton	19,350	841,725
FedEx	268,310	14,872,423
Heartland Express	497,950 a	7,817,815
Kennametal	338,830	6,397,110
Lennox International	152,210 a	4,720,032
Masco	1,846,370	19,128,393
McDermott International	790,090 b	17,358,277
MSC Industrial Direct, Cl. A	5,960 a	216,825
Robert Half International	280,470 a	5,999,253
Thomas & Betts	101,410 b	3,111,259
		87,677,001
Information Technology--17.4%
Applied Materials	17,320	195,023
Broadcom, Cl. A	408,540 a,b	10,409,599
Brocade Communications Systems	1,244,360 b	9,133,602
eBay	10,860 b	191,353

Electronic Arts	723,660 a,b	16,636,943
Intersil, Cl. A	204,720	2,507,820
Lexmark International, Cl. A	39,720 b	649,025
Macrovision Solutions	263,800 a,b	5,953,966
MasterCard, Cl. A	49,200 a	8,675,436
Maxim Integrated Products	1,281,430 a	20,797,609
Micros Systems	208,590 a,b	5,448,371
Motorola	3,414,130 a	20,689,628
Seagate Technology	27,220	237,086
Symantec	13,210 b	205,944
Western Digital	153,240 b	3,808,014
Western Union	1,006,940	17,752,352
Yahoo!	657,250 b	10,410,840
		133,702,611
Materials--3.7%
Air Products & Chemicals	60,370	3,910,769
Celanese, Ser. A	155,610	3,191,561
International Paper	1,297,749	18,648,653
Sealed Air	25,060	501,451
United States Steel	55,880 a	1,904,390
		28,156,824
Telecommunication Services--2.1%
Leap Wireless International	188,430 a,b	7,064,241
Viacom, Cl. B	416,490 b	9,233,583
		16,297,824
Utilities--6.1%
Alliant Energy	66,940	1,588,486
American Electric Power	323,480	8,520,463
Dominion Resources	116,520	3,704,171
Great Plains Energy	1,402,610 a	21,137,333
Portland General Electric	650,094	11,695,191
		46,645,644
Total Common Stocks
(cost $694,233,188)		753,950,582

Other Investment--3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,017,000)	23,017,000 [c]	23,017,000

Investment of Cash Collateral for
Securities Loaned--18.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $140,136,552)	140,136,552 [c]	140,136,552

Total Investments (cost $857,386,740)	119.7%	917,104,134
Liabilities, Less Cash and Receivables	(19.7%)	(150,656,334)
Net Assets	100.0%	766,447,800

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $140,032,253 and the total market value of the collateral held by the fund is $140,136,552.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $857,386,740. Net unrealized appreciation on investments was $59,717,394 of which $85,403,531 related to appreciated investment securities and $25,686,137 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	917,104,134	0	0	917,104,134
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
May 31, 2009 (Unaudited)

Common Stocks--93.0%	Shares	Value ($)
Australia--1.7%
Amcor	295,420	1,214,143
BlueScope Steel	4,810	9,169
Insurance Australia Group	236,827	690,182
National Australia Bank	70,310	1,250,416
		3,163,910
Brazil--.9%
Petroleo Brasileiro, ADR	19,480	857,704
Tele Norte Leste Participacoes, ADR	42,130	746,544
		1,604,248
China--.5%
PetroChina, ADR	7,191	836,241
Finland--2.3%
Nokia	196,250	3,005,825
UPM-Kymmene	141,143	1,323,309
		4,329,134
France--12.2%
Cap Gemini	25,400	983,129
Carrefour	39,520	1,770,394
Credit Agricole	120,961	1,802,636
France Telecom	97,607	2,386,634
GDF SUEZ	51,730	2,039,398
Lagardere	29,260	978,551
Sanofi-Aventis	85,620	5,454,510
Societe Generale	20,640	1,205,510
Societe Television Francaise 1	22,280	262,160
Total	79,870	4,623,181
Vivendi	40,530	1,070,009
		22,576,112
Germany--7.0%
Adidas	10,170	371,081
Allianz	8,110	799,492
Bayer	34,630	1,971,900
Bayerische Motoren Werke	16,480	593,956
Daimler	30,256	1,109,663
Deutsche Post	104,974	1,452,159
Deutsche Telekom	63,100	725,704
E.ON	67,640	2,391,583
Munchener Ruckversicherungs	11,740	1,647,238
RWE	12,554	1,044,007
Siemens	11,500	839,950
		12,946,733
Greece--1.6%
Coca-Cola Hellenic Bottling	64,980	1,338,710
Public Power	73,630	1,672,316
		3,011,026
Hong Kong--2.9%

BOC Hong Kong Holdings	1,773,100	2,834,437
China Mobile, ADR	17,160	844,444
Hutchison Whampoa	170,200	1,196,977
Johnson Electric Holdings	1,629,000	446,901
		5,322,759
Italy--2.8%
Banco Popolare	94,310 a	782,465
ENI	44,765	1,083,666
Finmeccanica	144,576	2,047,883
Mediaset	73,080	430,839
Saras	56,810	169,282
Unipol Gruppo Finanziario	543,724 a	713,916
		5,228,051
Japan--22.2%
Aeon	147,300	1,369,443
Asahi Breweries	63,600	876,343
Astellas Pharma	32,600	1,108,210
Canon	26,652	884,853
Central Japan Railway	293	1,877,753
Chiyoda	54,300	468,928
Chuo Mitsui Trust Holdings	267,200	986,365
Daiwa House Industry	142,000	1,355,255
Dentsu	45,600	882,436
JS Group	89,500	1,303,308
Kao	39,000	858,954
KDDI	455	2,381,809
Matsumotokiyoshi Holdings	7,350	148,965
Mediceo Paltac Holdings	44,600	521,472
Mitsubishi Chemical Holdings	305,000	1,416,070
Mitsubishi Rayon	243,000	655,625
Mitsubishi UFJ Financial Group	448,600	2,830,806
Murata Manufacturing	45,170	1,932,186
NGK Spark Plug	145,300	1,277,650
Nintendo	3,400	923,689
Nippon Express	267,000	1,133,040
Nissan Motor	104,000	624,466
Nomura Holdings	198,000	1,495,859
Nomura Research Institute	23,440	431,887
NTT Data	138	411,279
Omron	18,600	285,804
Ricoh	48,800	675,537
Rohm	2,100	137,774
Sekisui Chemical	67,600	412,728
Shimamura	10,100	781,047
Shimano	11,400	418,495
Sumitomo Mitsui Financial Group	65,700	2,543,046
Takashimaya	109,070	688,589
Takata	40,300	613,025
Tokyo Electron	16,500	759,144
Tokyo Gas	583,220	2,143,191
Toyota Motor	55,100	2,207,298
Yamaha Motor	77,500	878,232

Yamato Holdings	48,000	597,905
		41,298,466
Malaysia--.7%
Malayan Banking	909,548	1,318,567
Mexico--.5%
America Movil, ADR, Ser. L	26,730	1,024,561
Netherlands--2.3%
Aegon	79,285	498,449
Koninklijke Philips Electronics	39,550	745,398
Royal Dutch Shell, Cl. A	112,825	3,030,529
		4,274,376
Russia--.4%
Gazprom, ADR	31,490	726,474
Singapore--2.5%
DBS Group Holdings	418,255	3,425,154
Oversea-Chinese Banking	237,000	1,190,339
		4,615,493
South Africa--.5%
Nedbank Group	74,770	841,267
South Korea--2.8%
Hyundai Motor	16,386	912,213
KB Financial Group, ADR	21,810 a	697,048
Korea Electric Power, ADR	50,654 a	581,508
KT, ADR	68,790	931,417
Samsung Electronics	3,516	1,576,494
SK Telecom, ADR	33,250	523,023
		5,221,703
Spain--.1%
Banco Santander	23,730	255,843
Sweden--1.0%
Investor, Cl. B	45,400	712,717
Sandvik	148,100	1,224,554
		1,937,271
Switzerland--7.3%
Adecco	11,420	498,314
Clariant	146,882 a	868,153
Julius Baer Holding	5,180	220,711
Nestle	105,600	3,837,345
Novartis	109,796	4,389,781
Roche Holding	14,410	1,966,410
UBS	112,938 a	1,707,456
		13,488,170
Taiwan--.9%
Compal Electronics	1,065,778	907,587
United Microelectronics	2,011,000	810,680
		1,718,267
United Kingdom--19.9%
Anglo American	111,444	3,262,028
BP	635,780	5,247,713
Centrica	687,204	2,737,145
Friends Provident	996,742	1,091,857
GlaxoSmithKline	202,812	3,418,520

HSBC Holdings	497,366	4,542,235
Old Mutual	505,100	602,161
Royal Dutch Shell, Cl. A	82,232	2,215,632
Smith & Nephew	134,697	982,394
Tesco	404,395	2,396,118
Unilever	196,837	4,641,628
Vodafone Group	2,708,658	5,097,388
WPP	104,640	783,556
		37,018,375
Total Common Stocks
(cost $213,641,661)		172,757,047

Preferred Stocks--1.3%
Germany
Henkel & Co.
(cost $3,448,358)	79,080	2,439,003

Other Investment--3.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,700,000)	5,700,000 [b]	5,700,000

Total Investments (cost $222,790,019)	97.4%	180,896,050
Cash and Receivables (Net)	2.6%	4,865,294
Net Assets	100.0%	185,761,344

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $222,790,019.

Net unrealized depreciation on investments was $41,893,969 of which $7,215,531 related to appreciated investment securities and $49,109,500 related to depreciated investment securities.

At May 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 5/31/2009 ($)
Purchases:
Australian Dollar, expiring 6/2/2009	19,169	15,295	15,352	57
Euro, expiring 6/1/2009	51,257	71,436	72,462	1,026
Japanese Yen, expiring 6/1/2009	24,356,456	251,564	255,630	4,066

Sales:
Euro, expiring 6/2/2009	1,720	2,426	2,432	(6)
Swedish Krona, expiring 6/1/2009	2,219,038	288,149	293,252	(5,103)
Swedish Krona, expiring 6/2/2009	1,917,324	253,179	253,380	(201)
British Pound, expiring 6/1/2009	28,515	45,510	46,089	(579)
British Pound, expiring 6/2/2009	11,204	18,047	18,109	(62)
Japanese Yen, expiring 6/2/2009	35,233,239	367,510	369,786	(2,276)

Gross Unrealized Appreciation				5,149
Gross Unrealized Depreciation				(8,227)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investment in Securities	13,849,214	167,046,836	0	180,896,050
Other Financial Instruments+	0	5,149	0	5,149
Liabilities ($)
Other Financial Instruments+	0	(8,227)	0	(8,227)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2009 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Consumer Discretionary--1.8%
Amazon.com	55,820 a	4,353,402
Information Technology--96.2%
Accenture, Cl. A	177,071	5,299,735
Activision Blizzard	219,374 a	2,650,038
Adobe Systems	78,955 a	2,224,952
Akamai Technologies	218,683 a,b	4,867,884
Alcatel-Lucent, ADR	3,876,637 a	9,846,658
Amphenol, Cl. A	139,902	4,671,328
Analog Devices	337,656	8,242,183
Apple	82,698 a	11,231,215
Autodesk	86,330 a	1,852,642
Automatic Data Processing	68,013	2,585,174
Bluestream Ventures, LP	2,935,210 a,d	1,817,776
BMC Software	54,611 a	1,862,235
Broadcom, Cl. A	328,835 a	8,378,716
Cavium Networks	154,955 a,b	2,237,550
Citrix Systems	61,410 a,b	1,928,888
Cognizant Technology Solutions,
Cl. A	273,637 a	6,892,916
Dolby Laboratories, Cl. A	144,240 a,b	5,201,294
Electronic Arts	133,628 a,b	3,072,108
EMC	677,600 a	7,961,800
Google, Cl. A	16,918 a	7,058,697
Hewlett-Packard	122,280	4,200,318
Ingenex	7,900 a,d	0
Intel	259,006	4,071,574
International Business Machines	56,487	6,003,438
JDA Software Group	62,310 a	928,419
JDS Uniphase	952,070 a	5,131,657
Juniper Networks	401,138 a	9,920,143
Lam Research	250,930 a,b	6,571,857
MasterCard, Cl. A	6,530 b	1,151,435
Microsoft	381,556	7,970,705
Motorola	1,624,590	9,845,015
NetApp	129,986 a	2,534,727
Nokia, ADR	490,210	7,500,213
Oracle	339,596	6,652,686
Paychex	39,880	1,091,516
QUALCOMM	110,633	4,822,492
Quest Software	166,470 a	2,150,792
Research In Motion	140,870 a	11,078,017
Riverbed Technology	97,930 a,b	1,967,414
Symantec	158,600 a	2,472,574
Taiwan Semiconductor
Manufacturing, ADR	657,920 b	7,197,645

Take-Two Interactive Software	119,790 a,b	1,037,381
Texas Instruments	492,860	9,561,484
Visa, Cl. A	36,460 b	2,468,707
Western Digital	188,590 a	4,686,461
Western Union	142,012	2,503,672
Yahoo!	453,030 a	7,175,995
		230,580,126
Telecommunication Services--2.0%
Metropcs Communications	273,121 a	4,678,563
Total Common Stocks
(cost $237,170,234)		239,612,091

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,267,000)	3,267,000 [c]	3,267,000

Investment of Cash Collateral for
Securities Loaned--8.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,223,147)	20,223,147 [c]	20,223,147

Total Investments (cost $260,660,381)	109.8%	263,102,238
Liabilities, Less Cash and Receivables	(9.8%)	(23,516,580)
Net Assets	100.0%	239,585,658

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $19,906,153 and the total market value of the collateral held by the fund is $20,223,147.
c	Investment in affiliated money market mutual fund.
d	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $1,817,776 representing .8% of net assets (see below).

Issuer	Acquisition Date	Purchase Price ($)	Net Assets (%)	Valuation ($) †
Bluestream Ventures, LP	4/30/2004-6/11/2008	1.08 per share	0.8	.62 per share
Ingenex	4/30/2004	0 per share	0.0	.00 per share

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $260,660,381. Net unrealized appreciation on investments was $2,441,857 of which $18,289,856 related to appreciated investment securities and $15,847,999 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Quoted	Significant	Level 3 -Significant
Assets ($)	Prices Observable Inputs		Unobservable Inputs	Total
Investment in Securities	261,284,462	0	1,817,776	263,102,238
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 8/31/2008	2,994,118
Realized gain (loss)	0
Change in unrealized appreciation	(1,176,342)
(depreciation)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of 5/31/2009	1,817,776

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and

Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Banks--6.9%
Bank of America	942,190	10,618,481
JPMorgan Chase & Co.	706,548	26,071,621
		36,690,102
Consumer Discretionary--8.3%
American Eagle Outfitters	180,270	2,669,799
Gap	163,250	2,914,012
Home Depot	425,510	9,854,812
Johnson Controls	75,670 a	1,508,103
Lowe's Cos.	260,220	4,946,782
News, Cl. A	507,970	4,967,947
NVR	8,160 a,b	4,038,384
Omnicom Group	222,520	6,786,860
Time Warner	268,980	6,299,512
		43,986,211
Consumer Staples--10.6%
Coca-Cola Enterprises	306,830	5,111,788
CVS Caremark	455,030	13,559,894
Dean Foods	210,889 b	3,964,713
Kraft Foods, Cl. A	178,806	4,668,625
Lorillard	100,060	6,837,100
PepsiCo	176,590	9,191,509
Philip Morris International	179,310	7,645,778
Walgreen	180,600	5,380,074
		56,359,481
Energy--16.4%
Cameron International	89,226 b	2,786,528
Chevron	275,710	18,381,586
Devon Energy	163,910	10,365,668
EOG Resources	80,380	5,883,012
Hess	117,460	7,821,661
Marathon Oil	274,210	8,741,815
Occidental Petroleum	339,160	22,761,028
XTO Energy	241,385	10,324,036
		87,065,334
Exchange Traded Fund--.4%
iShares Russell 1000 Value Index
Fund	45,240	2,175,592

Financial--18.7%
Ameriprise Financial	106,190	3,206,938
AON	187,470	6,748,920
Capital One Financial	51,820	1,266,481
Chubb	60,980	2,417,857
Fidelity National Financial, Cl. A	164,310	2,290,481
First American	47,920	1,093,534

Franklin Resources	102,380	6,844,103
Goldman Sachs Group	66,450	9,606,676
Invesco	159,100	2,489,915
Marsh & McLennan Cos.	149,760	2,833,459
MetLife	345,799	10,892,667
Moody's	257,382 a	7,049,693
Morgan Stanley	288,030	8,733,070
PNC Financial Services Group	44,560	2,029,708
State Street	125,290	5,819,720
TD Ameritrade Holding	235,280 b	4,009,171
Travelers Cos.	144,280	5,866,425
Wells Fargo & Co.	651,690	16,618,095
		99,816,913
Health Care--11.7%
AmerisourceBergen	172,910	6,414,961
Amgen	188,490 b	9,413,191
Biogen Idec	50,410 b	2,610,734
Boston Scientific	274,650 b	2,581,710
Life Technologies	64,470 b	2,500,147
McKesson	53,100	2,185,065
Merck & Co.	369,840	10,200,187
Pfizer	1,150,470	17,475,639
St. Jude Medical	103,130 b	4,024,133
WellPoint	52,670 b	2,452,842
Zimmer Holdings	55,710 b	2,481,880
		62,340,489
Industrials--4.8%
Delta Air Lines	284,540 a,b	1,653,177
Dover	115,420	3,628,805
Eaton	88,090	3,831,915
Honeywell International	88,560	2,936,650
Lockheed Martin	32,840	2,746,409
Paccar	84,580 a	2,524,713
Raytheon	73,000 a	3,259,450
Union Pacific	99,750	4,914,682
		25,495,801
Information Technology--10.2%
Alcatel-Lucent, ADR	1,243,230 b	3,157,804
Apple	25,820 b	3,506,614
Cisco Systems	476,180 b	8,809,330
Hewlett-Packard	266,990	9,171,106
Intel	155,110	2,438,329
Lam Research	103,308 a,b	2,705,637
Microsoft	377,650	7,889,109
Nokia, ADR	434,160	6,642,648
QUALCOMM	170,050	7,412,480
Viacom, Cl. B	117,870 b	2,613,178
		54,346,235
Materials--3.8%
Air Products & Chemicals	40,310	2,611,282
Celanese, Ser. A	233,390	4,786,829
Freeport-McMoRan Copper & Gold	113,730	6,190,324

Mosaic	47,240	2,584,028
Newmont Mining	27,160	1,327,309
Packaging Corp. of America	157,797	2,543,688
		20,043,460
Telecommunication Services--.3%
Sprint Nextel	338,690 b	1,744,254

Utilities--6.8%
Entergy	130,560	9,742,387
Exelon	99,970	4,799,560
FPL Group	161,100	9,106,983
NRG Energy	230,090 a,b	5,177,025
Questar	209,280	7,092,499
		35,918,454
Total Common Stocks
(cost $542,934,612)		525,982,326

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $320,000)	320,000 [c]	320,000

Investment of Cash Collateral for
Securities Loaned--4.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,938,300)	23,938,300 [c]	23,938,300

Total Investments (cost $567,192,912)	103.5%	550,240,626
Liabilities, Less Cash and Receivables	(3.5%)	(18,498,932)
Net Assets	100.0%	531,741,694

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $21,524,300 and the total market value of the collateral held by the fund is $23,938,300.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $567,192,912. Net unrealized depreciation on investments was $16,952,286 of which $32,811,116 related to appreciated investment securities and $49,763,402 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	550,240,626	0	0	550,240,626
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2009 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Commercial & Professional Services--4.7%
Avnet	19,400 a	446,394
Brink's	21,400	569,026
FactSet Research Systems	5,300 b	280,370
Gartner	51,700 a,b	793,595
Genuine Parts	10,000	334,800
Ingram Micro, Cl. A	25,600 a	422,912
MPS Group	46,000 a	349,140
Tech Data	39,800 a	1,274,396
		4,470,633
Communications--1.0%
American Tower, Cl. A	9,400 a	299,578
Telephone & Data Systems	21,600	654,696
		954,274
Consumer Durables--2.0%
Callaway Golf	32,300	229,976
Marvel Entertainment	19,300 a	640,374
Pulte Homes	27,100 b	238,480
Rent-A-Center	14,600 a	285,138
Toll Brothers	26,700 a	496,086
		1,890,054
Consumer Non-Durables--3.7%
Dean Foods	17,900 a	336,520
Hansen Natural	7,300 a	267,764
Hormel Foods	16,300	566,262
Lancaster Colony	10,600	488,342
PepsiAmericas	7,600	199,880
Timberland, Cl. A	18,600 a	267,468
Universal	23,100 b	855,393
Warnaco Group	18,600 a	587,760
		3,569,389
Consumer Services--4.6%
Apollo Group, Cl. A	7,400 a	437,340
Brinker International	48,200	862,780
Cheesecake Factory	52,100 a	891,431
ITT Educational Services	11,300 a,b	1,037,227
Panera Bread, Cl. A	13,900 a,b	740,036
Strayer Education	2,300 b	423,821
		4,392,635
Electronic Technology--7.4%
CommScope	33,300 a,b	873,792
Cypress Semiconductor	99,900 a	859,140
F5 Networks	28,100 a	892,456
Fair Isaac	12,000	210,960
Harris	12,100	376,068
Harris Stratex Networks, Cl. A	3,006 a	14,338
Integrated Device Technology	91,700 a	516,271
Intersil, Cl. A	49,300	603,925
Jabil Circuit	56,100	439,263
NCR	36,500 a	392,010
Semtech	26,800 a	431,212
Synopsys	44,500 a	866,860
Western Digital	24,200 a	601,370

		7,077,665
Energy Minerals--5.2%
Arch Coal	27,000	500,310
Comstock Resources	34,600 a	1,378,118
Denbury Resources	20,800 a	357,552
Encore Acquisition	40,400 a	1,433,796
Frontier Oil	25,700	448,979
SEACOR Holdings	5,300 a	404,973
Tesoro	27,600 b	467,544
		4,991,272
Finance--18.7%
American Financial Group	48,750	1,044,225
Ameriprise Financial	17,300	522,460
Apartment Investment & Management,
Cl. A	45,597 b	430,892
Camden Property Trust	23,900	717,478
Cincinnati Financial	34,200	773,262
FirstMerit	54,966	956,964
GATX	18,300 b	460,794
HCC Insurance Holdings	39,900	985,131
Hospitality Properties Trust	55,000	768,350
Hudson City Bancorp	70,600	905,798
Liberty Property Trust	18,800	437,664
M & T Bank	4,300 b	216,290
Macerich	17,400	293,712
Nasdaq OMX Group	22,600 a	477,086
Nationwide Health Properties	19,500	518,115
New York Community Bancorp	42,800	473,368
Old Republic International	34,700	354,981
Potlatch	13,100	342,958
Principal Financial Group	16,400	364,080
Public Storage	4,800	319,728
Raymond James Financial	64,200 b	1,020,780
Reinsurance Group of America	13,500	496,530
StanCorp Financial Group	39,400	1,222,188
SVB Financial Group	24,400 a,b	657,580
Transatlantic Holdings	11,700	452,907
UDR	67,750 b	745,250
Unum Group	11,800	201,898
Weingarten Realty Investors	48,600 b	771,768
Westamerica Bancorporation	18,800 b	974,968
		17,907,205
Health Care Technology--7.7%
Edwards Lifesciences	7,800 a	497,952
Endo Pharmaceuticals Holdings	42,100 a	670,653
Gen-Probe	22,400 a	954,912
IDEXX Laboratories	8,300 a,b	347,355
OSI Pharmaceuticals	11,800 a	398,840
Resmed	12,500 a	463,375
Sepracor	38,000 a	594,700
STERIS	32,900	777,427
Techne	9,500	572,565
Valeant Pharmaceuticals
International	40,100 a,b	921,899
Varian Medical Systems	12,500 a	447,000
Vertex Pharmaceuticals	9,600 a,b	286,176
Warner Chilcott, Cl. A	32,300 a,b	425,068
		7,357,922
Industrial Services--5.6%

Cameron International	22,000 a	687,060
Dycom Industries	70,000 a	818,300
Fluor	11,500	540,270
FMC Technologies	11,000 a	457,820
Granite Construction	14,300 b	522,665
Helmerich & Payne	6,100 b	213,317
Jacobs Engineering Group	15,200 a	652,080
KBR	23,500	432,870
Patterson-UTI Energy	48,400	694,056
URS	8,400 a	403,872
		5,422,310
Non-Energy Minerals--2.2%
Reliance Steel & Aluminum	19,300 b	733,207
Titanium Metals	37,200	344,472
Worthington Industries	72,000 b	1,007,280
		2,084,959
Process Industries--5.2%
Crown Holdings	33,000 a	775,500
FMC	16,200	880,470
Minerals Technologies	27,200	1,064,064
Olin	24,500	327,320
Pactiv	23,100 a	517,440
Scotts Miracle-Gro, Cl. A	16,000 b	548,800
Temple-Inland	33,500	428,130
Terra Industries	15,800	439,082
		4,980,806
Producer Manufacturing--7.9%
AGCO	30,400 a	877,344
Carlisle Cos.	28,200	644,934
Energizer Holdings	3,200 a	167,232
Gardner Denver	29,400 a	833,196
Gentex	29,900	352,521
Hubbell, Cl. B	34,000	1,129,140
Joy Global	23,700	816,939
Mettler-Toledo International	8,800 a	626,472
Nordson	14,100 b	541,440
Oshkosh	38,700	459,369
SPX	16,300	748,333
Timken	24,700	417,677
		7,614,597
Retail Trade--7.1%
Advance Auto Parts	27,500 b	1,171,225
Aeropostale	25,350 a,b	877,617
AutoNation	22,600 a,b	358,888
BJ's Wholesale Club	30,500 a,b	1,074,820
Dollar Tree	27,000 a	1,208,790
Family Dollar Stores	14,600	441,942
Foot Locker	75,100	834,361
GameStop, Cl. A	9,400 a	234,530
Urban Outfitters	28,100 a,b	573,802
		6,775,975
Technology Services--9.2%
Alliance Data Systems	20,000 a,b	810,000
ANSYS	13,700 a	409,082
CA	19,900	347,255
Computer Sciences	24,000 a	1,019,040
Global Payments	14,200	510,632
Humana	20,800 a	651,664
LifePoint Hospitals	32,100 a,b	874,725

Lincare Holdings	26,500 a	577,170
Omnicare	25,800	697,374
Parametric Technology	58,800 a	680,904
Pharmaceutical Product Development	37,000	741,110
Sohu.com	3,700 a,b	233,618
Stericycle	8,100 a	404,838
Sybase	26,400 a,b	858,792
		8,816,204
Transportation--1.5%
Expeditors International
Washington	13,400	439,654
JB Hunt Transport Services	14,200	436,366
Werner Enterprises	34,300	617,057
		1,493,077
Utilities--5.3%
Alliant Energy	26,100	619,353
Hawaiian Electric Industries	33,700 b	581,325
IDACORP	18,700	435,149
NV Energy	99,600	996,000
Southern Union	37,900	658,702
UGI	53,900	1,299,529
WGL Holdings	18,200 b	540,904
		5,130,962
Total Common Stocks
(cost $116,774,490)		94,929,939

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $542,000)	542,000 [c]	542,000

Investment of Cash Collateral for
Securities Loaned--22.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $21,112,105)	21,112,105 [c]	21,112,105

Total Investments (cost $138,428,595)	121.6%	116,584,044
Liabilities, Less Cash and Receivables	(21.6%)	(20,744,514)
Net Assets	100.0%	95,839,530

a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $20,235,569 and the total market value of the collateral held by the fund is $21,112,105.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $138,428,595.

Net unrealized depreciation on investments was $21,844,551 of which $4,579,773 related to appreciated investment securities and $26,424,324 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	116,584,044	0	0	116,584,044
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Midcap Growth Fund
May 31, 2009 (Unaudited)

Common Stocks--91.8%	Shares	Value ($)
Consumer Discretionary--16.3%
Advance Auto Parts	20,070 a	854,781
Aeropostale	26,345 b	912,064
Chipotle Mexican Grill, Cl. A	10,020 a,b	793,484
DeVry	16,690	727,183
Family Dollar Stores	28,775	871,019
GameStop, Cl. A	28,545 b	712,198
NetFlix	21,745 a,b	857,188
Polo Ralph Lauren	8,305	446,975
Priceline.com	11,300 a,b	1,244,243
		7,419,135
Consumer Staples--1.7%
Hansen Natural	20,630 b	756,708
Energy--15.6%
Cameron International	29,600 b	924,408
Consol Energy	25,425	1,046,493
Core Laboratories	11,170 a	1,060,480
Diamond Offshore Drilling	11,660 a	982,705
Helmerich & Payne	26,905 a	940,868
Noble	28,680	985,731
Southwestern Energy	26,575 b	1,155,215
		7,095,900
Financial--1.9%
Nasdaq OMX Group	41,755 a,b	881,448
Health Care--13.5%
Alexion Pharmaceuticals	23,060 b	841,690
Cephalon	12,155 a,b	708,758
Gilead Sciences	27,165 b	1,170,812
IDEXX Laboratories	22,240 a,b	930,744
Illumina	23,095 a,b	847,817
St. Jude Medical	21,880 b	853,758
Varian Medical Systems	21,125 b	755,430
		6,109,009
Industrial--13.4%
C.H. Robinson Worldwide	27,595	1,402,378
First Solar	4,500 a,b	855,000
Flowserve	18,000	1,324,260
Jacobs Engineering Group	18,300 b	785,070
Stericycle	16,785 b	838,914
W.W. Grainger	10,905	859,641
		6,065,263
Information Technology--24.1%
Akamai Technologies	45,760 b	1,018,617
Baidu, ADR	6,505 b	1,716,995
BMC Software	40,045 b	1,365,535
Dolby Laboratories, Cl. A	44,610 a,b	1,608,637
FactSet Research Systems	22,635 a	1,197,392
FLIR Systems	33,180 a,b	745,223
Global Payments	22,715	816,831
SAIC	51,015 b	891,232
Shanda Interactive Entertainment,
ADR	27,465 a,b	1,582,533
		10,942,995
Materials--5.3%
Airgas	11,695	494,231
FMC	21,945	1,192,711
Sigma-Aldrich	15,175	735,381
		2,422,323
Total Common Stocks
(cost $41,662,195)		41,692,781

Other Investment--6.1%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,765,000)	2,765,000 [c]	2,765,000

Investment of Cash Collateral for
Securities Loaned--26.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $11,844,542)	11,844,542 [c]	11,844,542

Total Investments (cost $56,271,737)	124.0%	56,302,323
Liabilities, Less Cash and Receivables	(24.0%)	(10,905,823)
Net Assets	100.0%	45,396,500

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $11,717,840 and the total market value of the collateral held by the fund is $11,844,542.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $56,271,737.

Net unrealized appreciation on investments was $30,586 of which $2,595,665 related to appreciated investment securities and $2,565,079 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investment in Securities	56,302,323	0	0	56,302,323
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)